EQUITY AND STOCK-BASED COMPENSATION - Common Stock in Treasury (Details) $ in Millions	3 Months Ended
Dec. 31, 2015 USD ($)
Common stock in treasury
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock surrendered by recipients of restricted stock	$ 1.4